Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41561
Entity Registrant Name	Toro Corp.
Entity Central Index Key	0001941131
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	223 Christodoulou Chatzipavlou Street
Entity Address, Address Line Two	Hawaii Royal Gardens
Entity Address, Postal Zip Code	3036
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Title of 12(b) Security	Common Shares, $0.001 par value, including associated Preferred Share Purchase Rights under the Shareholder Protection Rights Agreement
Trading Symbol	TORO
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1163
Auditor Name	Deloitte Certified Public Accountants S.A.
Auditor Location	Athens, Greece
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Petros Panagiotidis
Entity Address, Address Line One	223 Christodoulou Chatzipavlou Street
Entity Address, Address Line Two	Hawaii Royal Gardens
Entity Address, Postal Zip Code	3036
Entity Address, City or Town	Limassol
Entity Address, Country	CY
Country Region	357
City Area Code	25
Local Phone Number	357 768
Contact Personnel Fax Number	357 796